RELATED-PARTY TRANSACTIONS DISCLOSURE: Schedule of Amounts due to Related Parties, notes payable (Details) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024
Notes payable, current	$ 509,950	$ 2,561,691
Line of credit with CEO
Notes payable, current	134,591	0
Note payable to CEO
Notes payable, current	43,743	1,325,624
Note payable to CFO
Notes payable, current	0	17,664
Note payable to related company
Notes payable, current	0	200,240
Note payable to related company 2
Notes payable, current	136,326	340,611
Note payable to major shareholder
Notes payable, current	$ 0	$ 677,552